Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,000	$ 2,000
Current portion of notes receivable	203,000	16,000
Other receivables	128,000
Prepaid expenses and other current assets		104,000
Total current assets	332,000	122,000
Property, plant and equipment, net	287,000	276,000
Other investments		782,000
Notes receivable		190,000
Goodwill	25,093,000	25,093,000
Other intangible assets, net	18,921,000	20,034,000
Total assets	44,633,000	46,497,000
Current liabilities:
Accounts payable	832,000	539,000
Accrued expenses	230,000	63,000
Note payable, related party	12,074,000	9,991,000
Total current liabilities	13,136,000	10,593,000
Deferred tax liability, net	3,235,000	3,235,000
Total Liabilities	16,371,000	13,828,000
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred stock, $0.001 par value; 100,000,000 shares authorized, 60,496,041 shares issued and outstanding (0 shares issued and outstanding on December 31, 2022); Liquidation value $0.001 per share, $60,000, ($0 aggregate on December 31, 2022).	60,000
Common stock, $0.001 par value; 4,000,000,000 shares authorized, 10,000,000 shares issued and outstanding (70,496,041 on December 31, 2022)	10,000	70,000
Additional paid-in capital	38,113,000	38,113,000
Accumulated deficit	(12,961,000)	(8,625,000)
Total stockholders’ equity of the company	25,222,000	29,558,000
Non-controlling interest in subsidiary	3,040,000	3,111,000
Total stockholder’s equity	28,262,000	32,669,000
Total liabilities and stockholders’ equity	$ 44,633,000	$ 46,497,000